Note 4 - Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Intangible assets, period start	$ 3,044,278	$ 3,197,953
Intangible assets, period end	5,228,805	3,044,278
Intangible assets, period start	(3,044,278)	(3,197,953)
Intangible assets, period end	(5,228,805)	(3,044,278)
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, period start	0	52,460
Intangible assets, period end	0	0
Intangible assets, period start	0	(52,460)
Intangible assets, period end	0	0
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, period start	3,044,278	3,145,493
Intangible assets, period end	5,228,805	3,044,278
Intangible assets, period start	(3,044,278)	(3,145,493)
Intangible assets, period end	(5,228,805)	(3,044,278)
Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, period start	18,077,473	16,818,308
Additions	3,737,030	1,259,165
Intangible assets, period end	21,814,503	18,077,473
Intangible assets, period start	(18,077,473)	(16,818,308)
Intangible assets, period end	(21,814,503)	(18,077,473)
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, period start	5,285,064	5,285,064
Additions	0	0
Intangible assets, period end	5,285,064	5,285,064
Intangible assets, period start	(5,285,064)	(5,285,064)
Intangible assets, period end	(5,285,064)	(5,285,064)
Gross carrying amount [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, period start	12,792,409	11,533,244
Additions	3,737,030	1,259,165
Intangible assets, period end	16,529,439	12,792,409
Intangible assets, period start	(12,792,409)	(11,533,244)
Intangible assets, period end	(16,529,439)	(12,792,409)
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Intangible assets, period start	(15,033,195)	(13,620,355)
Intangible assets, period end	(16,585,698)	(15,033,195)
Intangible assets, period start	15,033,195	13,620,355
Amortization	1,552,503	1,412,840
Intangible assets, period end	16,585,698	15,033,195
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, period start	(5,285,064)	(5,232,604)
Intangible assets, period end	(5,285,064)	(5,285,064)
Intangible assets, period start	5,285,064	5,232,604
Amortization	0	52,460
Intangible assets, period end	5,285,064	5,285,064
Accumulated depreciation and amortisation [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, period start	(9,748,131)	(8,387,751)
Intangible assets, period end	(11,300,634)	(9,748,131)
Intangible assets, period start	9,748,131	8,387,751
Amortization	1,552,503	1,360,380
Intangible assets, period end	$ 11,300,634	$ 9,748,131